Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party balances and transactions
Schedule of related parties balances

	At December 31,
	2019	2018
Year-end balances

(a) Arising from sales / purchases of goods / other
Trade receivables with associates	1,555	1,189
Trade receivables with other related parties	687	1,799
Other receivables with associates	658	856
Other receivables with other related parties	8,611	8,755
Other financial assets with associates	2,494	5,858
Other financial assets with other related parties	14,573	14,794
Trade payables to other related parties	(3,017)	(4,281)
	25,561	28,970
(b) Other liabilities
Other liabilities to other related parties	(7,538)	(2,711)
	(7,538)	(2,711)
(c) Other balances
Cash and cash equivalents in other related parties	15,312	9,986
	15,312	9,986

Schedule of transactions between related parties

	For the year ended
	2019	2018	2017
Transactions
Cash contribution and contributions in kind	—	—	6,600
Refund of shareholder contributions	—	—	(28,893)
Aeronautical/Commercial revenue	7,187	7,507	6,790
Fees	(8,256)	(6,056)	886
Interest accruals	654	(320)	(3,159)
Acquisition of goods and services	(19,002)	(23,909)	(13,950)
Others	(4,449)	(954)	(900)